LVIP Delaware Social Awareness Fund
Schedule of Investments
March 31, 2019 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–99.67%
Aerospace & Defense–0.41%
Spirit AeroSystems Holdings Class A	31,200	$ 2,855,736
		2,855,736
Airlines–0.67%
Southwest Airlines	89,200	4,630,372
		4,630,372
Auto Components–0.71%
BorgWarner	128,200	4,924,162
		4,924,162
Banks–5.46%
Comerica	52,300	3,834,636
East West Bancorp	84,900	4,072,653
JPMorgan Chase & Co.	138,200	13,989,986
KeyCorp	425,800	6,706,350
US Bancorp	188,200	9,069,358
		37,672,983
Beverages–1.25%
PepsiCo	70,500	8,639,775
		8,639,775
Biotechnology–2.10%
†Celgene	56,300	5,311,342
†Neurocrine Biosciences	35,200	3,101,120
†Vertex Pharmaceuticals	33,000	6,070,350
		14,482,812
Capital Markets–3.12%
BlackRock	14,600	6,239,602
Intercontinental Exchange	76,150	5,798,061
Raymond James Financial	57,500	4,623,575
State Street	74,000	4,869,940
		21,531,178
Chemicals–1.76%
DowDuPont	162,400	8,657,544
Linde	20,000	3,518,600
		12,176,144
Communications Equipment–1.90%
Cisco Systems	242,600	13,097,974
		13,097,974
Construction & Engineering–0.61%
Quanta Services	112,200	4,234,428
		4,234,428
Consumer Finance–0.82%
Capital One Financial	68,950	5,632,525
		5,632,525
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Containers & Packaging–0.88%
WestRock	157,500	$ 6,040,125
		6,040,125
Diversified Telecommunication Services–1.75%
AT&T	385,600	12,092,416
		12,092,416
Electric Utilities–1.19%
PPL	257,900	8,185,746
		8,185,746
Electrical Equipment–1.32%
Eaton	29,300	2,360,408
Emerson Electric	50,700	3,471,429
Rockwell Automation	18,800	3,298,648
		9,130,485
Entertainment–2.13%
Cinemark Holdings	90,100	3,603,099
Walt Disney	99,596	11,058,144
		14,661,243
Equity Real Estate Investment Trusts–4.64%
American Tower	48,300	9,517,998
Brixmor Property Group	245,800	4,515,346
Camden Property Trust	45,800	4,648,700
Prologis	75,868	5,458,703
Simon Property Group	43,300	7,889,693
		32,030,440
Food & Staples Retailing–0.73%
Casey's General Stores	39,200	5,047,784
		5,047,784
Food Products–0.98%
General Mills	130,700	6,763,725
		6,763,725
Gas Utilities–0.36%
South Jersey Industries	77,500	2,485,425
		2,485,425
Health Care Equipment & Supplies–3.67%
Abbott Laboratories	106,400	8,505,616
Becton Dickinson & Co.	27,100	6,767,683
†DexCom	35,300	4,204,230
†Edwards Lifesciences	30,400	5,816,432
		25,293,961
Health Care Providers & Services–1.26%
Cigna	53,900	8,668,198
		8,668,198
Hotels, Restaurants & Leisure–2.32%
Aramark	182,300	5,386,965
LVIP Delaware Social Awareness Fund–1

LVIP Delaware Social Awareness Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
Starbucks	142,700	$ 10,608,318
		15,995,283
Household Durables–0.59%
Toll Brothers	111,900	4,050,780
		4,050,780
Industrial Conglomerates–1.43%
Roper Technologies	28,800	9,848,736
		9,848,736
Insurance–2.87%
Prudential Financial	65,600	6,027,328
Reinsurance Group of America	40,300	5,721,794
Travelers	58,600	8,037,576
		19,786,698
Interactive Media & Services–5.19%
†Alphabet Class A	23,400	27,539,226
†Facebook Class A	49,400	8,234,486
		35,773,712
Internet & Direct Marketing Retail–3.74%
†Amazon.com	14,500	25,820,875
		25,820,875
IT Services–3.07%
Accenture Class A	59,600	10,490,792
Visa Class A	68,600	10,714,634
		21,205,426
Life Sciences Tools & Services–1.25%
Thermo Fisher Scientific	31,400	8,594,808
		8,594,808
Machinery–4.02%
Deere & Co.	38,600	6,169,824
†Gates Industrial	143,600	2,059,224
Ingersoll-Rand	58,800	6,347,460
Lincoln Electric Holdings	42,000	3,522,540
Parker-Hannifin	56,300	9,662,206
		27,761,254
Media–1.66%
Comcast Class A	259,800	10,386,804
†Fox Class A	28,300	1,038,893
		11,425,697
Oil, Gas & Consumable Fuels–4.61%
ConocoPhillips	99,700	6,653,978
Diamondback Energy	66,800	6,782,204
EOG Resources	57,500	5,472,850
Occidental Petroleum	99,500	6,586,900
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
Pioneer Natural Resources	41,600	$ 6,334,848
		31,830,780
Pharmaceuticals–6.32%
Allergan	48,003	7,028,119
Johnson & Johnson	103,200	14,426,328
Merck & Co.	128,700	10,703,979
Pfizer	269,800	11,458,406
		43,616,832
Road & Rail–1.78%
†Lyft Class A	13,250	954,000
Union Pacific	67,700	11,319,440
		12,273,440
Semiconductors & Semiconductor Equipment–3.55%
Broadcom	31,000	9,322,010
Intel	214,300	11,507,910
Texas Instruments	34,200	3,627,594
		24,457,514
Software–10.10%
†Adobe Systems	31,100	8,287,839
Microsoft	246,900	29,119,386
†PTC	66,400	6,120,752
†salesforce.com	57,800	9,153,786
†ServiceNow	24,400	6,014,356
SS&C Technologies Holdings	107,500	6,846,675
†Tyler Technologies	20,100	4,108,440
		69,651,234
Specialty Retail–3.54%
Home Depot	100,100	19,208,189
Tractor Supply	53,600	5,239,936
		24,448,125
Technology Hardware, Storage & Peripherals–4.00%
Apple	145,200	27,580,740
		27,580,740
Textiles, Apparel & Luxury Goods–1.07%
NIKE Class B	87,600	7,376,796
		7,376,796
Thrifts & Mortgage Finance–0.84%
†MGIC Investment	441,700	5,826,023
		5,826,023
Total Common Stock (Cost $436,441,727)		687,602,390

LVIP Delaware Social Awareness Fund–2

LVIP Delaware Social Awareness Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–0.93%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 2.39%)	6,408,514	$ 6,408,514
Total Money Market Fund (Cost $6,408,514)		6,408,514
TOTAL INVESTMENTS–100.60% (Cost $442,850,241)	$694,010,904
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.60%)	(4,141,400)
NET ASSETS APPLICABLE TO 18,111,254 SHARES OUTSTANDING–100.00%	$689,869,504

† Non-income producing.

Summary of Abbreviations:
IT–Information Technology
See accompanying notes.
LVIP Delaware Social Awareness Fund–3

LVIP Delaware Social Awareness Fund
Notes
March 31, 2019 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Delaware Social Awareness Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Short-term debt securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2019:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$2,855,736	$—	$—	$2,855,736
Airlines	4,630,372	—	—	4,630,372
Auto Components	4,924,162	—	—	4,924,162
Banks	37,672,983	—	—	37,672,983
Beverages	8,639,775	—	—	8,639,775
Biotechnology	14,482,812	—	—	14,482,812
Capital Markets	21,531,178	—	—	21,531,178
Chemicals	3,518,600	8,657,544	—	12,176,144
Communications Equipment	13,097,974	—	—	13,097,974
Construction & Engineering	4,234,428	—	—	4,234,428
LVIP Delaware Social Awareness Fund–4

LVIP Delaware Social Awareness Fund
Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Investments:
Consumer Finance	$5,632,525	$—	$—	$5,632,525
Containers & Packaging	6,040,125	—	—	6,040,125
Diversified Telecommunication Services	12,092,416	—	—	12,092,416
Electric Utilities	8,185,746	—	—	8,185,746
Electrical Equipment	9,130,485	—	—	9,130,485
Entertainment	14,661,243	—	—	14,661,243
Equity Real Estate Investment Trusts	32,030,440	—	—	32,030,440
Food & Staples Retailing	5,047,784	—	—	5,047,784
Food Products	6,763,725	—	—	6,763,725
Gas Utilities	2,485,425	—	—	2,485,425
Health Care Equipment & Supplies	25,293,961	—	—	25,293,961
Health Care Providers & Services	8,668,198	—	—	8,668,198
Hotels, Restaurants & Leisure	15,995,283	—	—	15,995,283
Household Durables	4,050,780	—	—	4,050,780
Industrial Conglomerates	9,848,736	—	—	9,848,736
Insurance	19,786,698	—	—	19,786,698
Interactive Media & Services	35,773,712	—	—	35,773,712
Internet & Direct Marketing Retail	25,820,875	—	—	25,820,875
IT Services	21,205,426	—	—	21,205,426
Life Sciences Tools & Services	8,594,808	—	—	8,594,808
Machinery	27,761,254	—	—	27,761,254
Media	11,425,697	—	—	11,425,697
Oil, Gas & Consumable Fuels	31,830,780	—	—	31,830,780
Pharmaceuticals	43,616,832	—	—	43,616,832
Road & Rail	12,273,440	—	—	12,273,440
Semiconductors & Semiconductor Equipment	24,457,514	—	—	24,457,514
Software	69,651,234	—	—	69,651,234
Specialty Retail	24,448,125	—	—	24,448,125
Technology Hardware, Storage & Peripherals	27,580,740	—	—	27,580,740
Textiles, Apparel & Luxury Goods	7,376,796	—	—	7,376,796
Thrifts & Mortgage Finance	5,826,023	—	—	5,826,023
Money Market Fund	6,408,514	—	—	6,408,514
Total Investments	$685,353,360	$8,657,544	$—	$694,010,904
There were no Level 3 investments at the beginning or end of the period.
3. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of March 31, 2019, the Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
LVIP Delaware Social Awareness Fund–5